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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2016

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Capital Allocation Moderate Aggressive Portfolio

October 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 55.8%
International 16.5%
Columbia Emerging Markets Fund, Class I Shares (a)(b)	9,113,065	$92,133,091
Columbia European Equity Fund, Class I Shares (b)	13,648,806	81,210,393
Columbia Overseas Value Fund, Class I Shares (b)	12,202,491	99,572,330
Columbia Pacific/Asia Fund, Class I Shares (b)	7,414,686	73,331,244
Total		346,247,058
U.S. Large Cap 38.1%
Columbia Contrarian Core Fund, Class I Shares (b)	5,836,124	128,686,542
Columbia Disciplined Core Fund, Class I Shares (b)	12,629,871	125,793,510
Columbia Disciplined Growth Fund, Class I Shares (b)	10,109,503	87,042,823
Columbia Disciplined Value Fund, Class I Shares (b)	18,288,317	167,703,869
Columbia Large Cap Growth Fund, Class I Shares (a)(b)	1,816,258	62,370,296
Columbia Select Large Cap Equity Fund, Class I Shares (b)	7,822,619	94,106,104
Columbia Select Large Cap Growth Fund, Class I Shares (a)(b)	4,422,748	70,763,962
Columbia Select Large-Cap Value Fund, Class I Shares (b)	2,759,458	63,964,240
Total		800,431,346
U.S. Small Cap 1.2%
Columbia Disciplined Small Core Fund, Class I Shares (b)	836,123	10,217,419
Columbia Select Smaller-Cap Value Fund, Class I Shares (a)(b)	312,694	6,069,393
Columbia Small Cap Growth Fund I, Class I Shares (a)(b)	569,562	10,189,459
Total		26,476,271
Total Equity Funds (Cost: $1,084,043,598)		$1,173,154,675

Fixed-Income Funds 26.4%
Emerging Markets 1.3%
Columbia Emerging Markets Bond Fund, Class I Shares (b)	2,320,447	27,033,209
High Yield 7.6%
Columbia High Yield Bond Fund, Class I Shares (b)	20,778,617	60,465,777
Columbia Income Opportunities Fund, Class I Shares (b)	10,203,676	99,996,021
Total		160,461,798

	Shares	Value

Fixed-Income Funds (continued)
Inflation Protected Securities 0.5%
Columbia Inflation Protected Securities Fund, Class I Shares (a)(b)	1,109,970	$10,489,213
Investment Grade 17.0%
Columbia Corporate Income Fund, Class I Shares (b)	16,515,040	168,123,112
Columbia Mortgage Opportunities Fund, Class I Shares (b)	1,898,422	18,889,295
Columbia U.S. Government Mortgage Fund, Class I Shares (b)	27,399,336	151,244,336
Columbia U.S. Treasury Index Fund, Class I Shares (b)	1,560,617	17,697,393
Total		355,954,136
Total Fixed-Income Funds (Cost: $553,111,654)		$553,938,356

Alternative Investment Funds 5.8%
Columbia Absolute Return Currency and Income Fund, Class I Shares (b)	1,124,895	12,396,342
Columbia Alternative Beta Fund, Class I Shares (b)	455,212	4,151,532
Columbia Commodity Strategy Fund, Class I Shares (a)(b)	6,294,730	34,432,175
Columbia Diversified Absolute Return Fund, Class I Shares (b)	2,737,881	25,653,945
Columbia Multi-Asset Income Fund, Class I Shares (b)	4,846,080	46,280,065
Total Alternative Investment Funds (Cost: $127,518,244)		$122,914,059

Issuer	Shares	Value

Common Stocks 1.3%
CONSUMER DISCRETIONARY 0.2%
Auto Components 0.1%
Cooper Tire & Rubber Co.	3,200	$117,600
Cooper-Standard Holding, Inc. (a)	1,140	104,048
Dana, Inc.	10,845	167,881
Drew Industries, Inc.	1,890	169,249
Hyundai Mobis Co., Ltd.	43	10,256
Magna International, Inc.	678	27,837
Superior Industries International, Inc.	5,250	128,625
Total		725,496
Automobiles —%
Fuji Heavy Industries Ltd.	2,800	109,414
Peugeot SA (a)	6,322	94,696
Renault SA	377	32,740

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Automobiles (continued)
Suzuki Motor Corp.	2,000	$71,313
Total		308,163
Diversified Consumer Services —%
Capella Education Co.	2,451	179,168
New Oriental Education & Technology Group, Inc., ADR (a)	1,200	60,156
Total		239,324
Hotels, Restaurants & Leisure —%
Bloomin’ Brands, Inc.	4,900	84,770
Cheesecake Factory, Inc. (The)	1,425	75,796
Compass Group PLC	2,894	52,461
Denny’s Corp. (a)	7,670	79,538
Flight Centre Travel Group Ltd.	1,951	50,128
Isle of Capri Casinos, Inc. (a)	6,930	145,530
Papa John’s International, Inc.	870	65,641
Ruth’s Hospitality Group, Inc.	8,855	140,352
Total		694,216
Household Durables —%
Electrolux AB, Class B	3,516	83,266
Iida Group Holdings Co., Ltd.	1,300	25,128
La-Z-Boy, Inc.	1,375	32,175
Persimmon PLC	524	10,865
Total		151,434
Internet & Direct Marketing Retail —%
PetMed Express, Inc.	384	7,630
Media —%
Gannett Co., Inc.	15,900	123,543
New York Times Co. (The), Class A	13,520	147,368
Total		270,911
Multiline Retail —%
Big Lots, Inc.	3,575	155,155
Specialty Retail 0.1%
American Eagle Outfitters, Inc.	5,400	92,016
Cato Corp. (The), Class A	4,170	123,724
Children’s Place, Inc. (The)	2,190	166,331
Finish Line, Inc., Class A (The)	1,100	21,659
Francesca’s Holdings Corp. (a)	8,600	138,202
Genesco, Inc. (a)	2,103	113,141
JUMBO SA	5,173	73,539
Pier 1 Imports, Inc.	22,679	97,746
Total		826,358

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods —%
Movado Group, Inc.	6,550	$144,427
TOTAL CONSUMER DISCRETIONARY		3,523,114
CONSUMER STAPLES 0.1%
Beverages —%
Ambev SA	15,000	88,487
Food & Staples Retailing 0.1%
Alimentation Couche-Tard, Inc., Class B	1,496	75,151
Jeronimo Martins SGPS SA	3,956	68,050
Loblaw Companies Ltd.	197	9,720
SpartanNash Co.	4,735	132,580
SUPERVALU, Inc. (a)	23,680	101,587
Tesco PLC (a)	8,438	21,767
Wal-Mart de Mexico SAB de CV, Class V	26,812	56,714
Wm Morrison Supermarkets PLC	4,483	12,428
Total		477,997
Food Products —%
China Milk Products Group Ltd. (a)(c)(d)	322,000	—
Dean Foods Co.	10,180	185,887
Sanderson Farms, Inc.	2,005	180,410
WH Group Ltd.	115,500	93,543
Total		459,840
Household Products —%
Reckitt Benckiser Group PLC	504	45,113
Personal Products —%
Usana Health Sciences, Inc. (a)	410	52,685
Tobacco —%
British American Tobacco PLC	873	50,131
Swedish Match AB	2,575	89,605
Total		139,736
TOTAL CONSUMER STAPLES		1,263,858
ENERGY 0.1%
Energy Equipment & Services —%
Archrock, Inc.	6,800	78,880
Atwood Oceanics, Inc.	19,640	149,853
Total		228,733

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels 0.1%
China Petroleum & Chemical Corp., Class H	98,000	$70,874
ENI SpA	818	11,862
Neste OYJ	136	5,872
PDC Energy, Inc. (a)	2,510	153,938
PT United Tractors Tbk	6,100	10,091
PTT PCL, Foreign Registered Shares	9,400	92,555
Repsol SA	1,637	22,939
REX American Resources Corp. (a)	2,077	164,062
S-Oil Corp.	1,121	76,607
SK Innovation Co., Ltd.	737	97,015
Western Refining, Inc.	6,950	200,507
Total		906,322
TOTAL ENERGY		1,135,055
FINANCIALS 0.2%
Banks 0.1%
ABSA Group Ltd.	575	6,668
Banc of California, Inc.	10,557	140,408
Banco Latinoamericano de Comercio Exterior SA, Class E	4,750	128,107
Banco Santander Brasil SA	16,000	132,080
Bank of China Ltd., Class H	145,000	64,977
Bank of Montreal	1,122	71,404
Bank of Nova Scotia (The)	592	31,813
BNP Paribas SA	884	51,277
Canadian Imperial Bank of Commerce	1,300	97,406
Central Pacific Financial Corp.	7,140	182,998
China CITIC Bank Corp., Ltd., Class H	49,000	31,602
Credit Agricole SA	3,846	41,510
Customers Bancorp, Inc. (a)	5,715	154,705
FCB Financial Holdings, Inc., Class A (a)	240	8,952
First BanCorp (a)	8,250	42,323
Fulton Financial Corp.	2,200	32,780
HSBC Holdings PLC	20,135	151,864
Iberiabank Corp.	1,650	108,323
International Bancshares Corp.	5,290	163,196
Royal Bank of Canada	1,756	109,709
Societe Generale SA	2,776	108,364
Toronto-Dominion Bank (The)	300	13,612
Woori Finance Holdings Co., Ltd.	757	8,250
Total		1,882,328
Capital Markets —%
Arlington Asset Investment Corp., Class A	8,790	125,521

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Capital Markets (continued)
Cowen Group, Inc., Class A (a)	7,450	$24,212
KCG Holdings, Inc., Class A (a)	10,450	133,342
Piper Jaffray Companies (a)	2,225	125,824
Total		408,899
Consumer Finance —%
Nelnet, Inc., Class A	4,150	162,597
Diversified Financial Services —%
Cardtronics PLC, Class A (a)	3,975	198,750
Insurance —%
Allianz SE, Registered Shares	774	120,652
American Equity Investment Life Holding Co.	5,728	102,703
Assicurazioni Generali SpA	4,829	62,393
Heritage Insurance Holdings, Inc.	9,220	108,704
Legal & General Group PLC	8,899	22,809
Maiden Holdings Ltd.	12,260	167,349
National General Holdings Corp.	2,301	47,286
NN Group NV	3,345	100,796
Power Corp. of Canada	2,629	56,390
Swiss Re AG	1,077	100,021
Universal Insurance Holdings, Inc.	7,348	156,512
Total		1,045,615
Mortgage Real Estate Investment Trusts (REITs) —%
CYS Investments, Inc.	19,300	166,366
Invesco Mortgage Capital, Inc.	7,500	111,975
Redwood Trust, Inc.	3,100	43,586
Total		321,927
Thrifts & Mortgage Finance 0.1%
BofI Holding, Inc. (a)	8,585	159,939
Essent Group Ltd. (a)	6,500	171,860
Flagstar Bancorp, Inc. (a)	6,350	174,180
HomeStreet, Inc. (a)	5,590	154,004
MGIC Investment Corp. (a)	23,690	193,310
Radian Group, Inc.	14,440	196,240
Walker & Dunlop, Inc. (a)	6,240	150,197
Washington Federal, Inc.	7,500	204,375
Total		1,404,105
TOTAL FINANCIALS		5,424,221
HEALTH CARE 0.1%
Biotechnology 0.1%
Alder Biopharmaceuticals, Inc. (a)	2,550	61,838

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
ARIAD Pharmaceuticals, Inc. (a)	4,050	$35,316
Arrowhead Pharmaceuticals, Inc. (a)	11,890	68,962
bluebird bio, Inc. (a)	805	38,439
Coherus Biosciences, Inc. (a)	1,495	40,888
Dynavax Technologies Corp. (a)	4,095	37,879
Halozyme Therapeutics, Inc. (a)	3,575	30,852
Insys Therapeutics, Inc. (a)	5,220	56,428
Keryx Biopharmaceuticals, Inc. (a)	16,175	72,949
Kite Pharma, Inc. (a)	975	43,183
Ligand Pharmaceuticals, Inc. (a)	1,295	123,970
Puma Biotechnology, Inc. (a)	1,320	50,556
Ra Pharmaceuticals, Inc. (a)	2,258	29,015
Sage Therapeutics, Inc. (a)	935	40,710
Shire PLC	454	25,840
Spark Therapeutics, Inc. (a)	1,545	72,631
TESARO, Inc. (a)	890	107,583
Ultragenyx Pharmaceutical, Inc. (a)	1,070	63,119
Total		1,000,158
Health Care Equipment & Supplies —%
Analogic Corp.	770	63,025
Angiodynamics, Inc. (a)	2,634	41,986
Globus Medical, Inc., Class A (a)	2,500	55,325
Halyard Health, Inc. (a)	4,650	150,427
Masimo Corp. (a)	3,075	169,125
OraSure Technologies, Inc. (a)	12,700	95,377
Orthofix International NV (a)	3,900	142,935
Total		718,200
Health Care Providers & Services —%
Chemed Corp.	950	134,349
Diplomat Pharmacy, Inc. (a)	4,250	98,472
Kindred Healthcare, Inc.	200	1,970
Magellan Health, Inc. (a)	928	47,746
Molina Healthcare, Inc. (a)	3,031	164,917
Sinopharm Group Co. Class H	2,400	11,654
Triple-S Management Corp., Class B (a)	6,170	127,596
Total		586,704
Life Sciences Tools & Services —%
INC Research Holdings, Inc. Class A (a)	3,781	172,792
Pra Health Sciences, Inc. (a)	3,341	177,808
Total		350,600
Pharmaceuticals —%
Aerie Pharmaceuticals, Inc. (a)	2,790	92,768

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Bayer AG, Registered Shares	152	$15,066
Daiichi Sankyo Co., Ltd.	1,100	26,432
GlaxoSmithKline PLC	3,271	64,800
Impax Laboratories, Inc. (a)	5,675	114,067
Novo Nordisk A/S, Class B	1,563	55,915
Roche Holding AG, Genusschein Shares	576	132,424
Sanofi	1,406	109,522
Supernus Pharmaceuticals, Inc. (a)	5,320	105,336
Teva Pharmaceutical Industries Ltd.	1,481	62,038
Total		778,368
TOTAL HEALTH CARE		3,434,030
INDUSTRIALS 0.2%
Aerospace & Defense —%
Curtiss-Wright Corp.	2,100	188,202
Air Freight & Logistics —%
Forward Air Corp.	157	6,487
Royal Mail PLC	8,345	50,152
Total		56,639
Airlines —%
Hawaiian Holdings, Inc. (a)	4,200	189,105
Japan Airlines Co., Ltd.	2,700	79,682
Qantas Airways Ltd.	9,538	22,165
Total		290,952
Building Products 0.1%
Continental Building Product (a)	7,215	147,547
Gibraltar Industries, Inc. (a)	4,425	172,132
NCI Building Systems, Inc. (a)	7,350	105,840
Universal Forest Products, Inc.	1,835	157,792
Total		583,311
Commercial Services & Supplies —%
ACCO Brands Corp. (a)	1,054	11,699
Brady Corp., Class A	4,775	158,053
Knoll, Inc.	1,350	29,214
Quad/Graphics, Inc.	6,550	155,628
Total		354,594
Construction & Engineering —%
ACS Actividades de Construccion y Servicios SA	1,079	33,082
Argan, Inc.	550	31,268
China Railway Construction Corp., Ltd., Class H	42,000	52,501

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Construction & Engineering (continued)
EMCOR Group, Inc.	3,044	$184,040
Leighton Holdings Ltd.	3,852	86,443
Sinopec Engineering Group Co., Ltd., Class H	18,000	15,891
Skanska AB, Class B	1,399	30,390
Taisei Corp.	12,000	89,941
VINCI SA	596	43,168
Total		566,724
Electrical Equipment —%
EnerSys	2,937	191,287
OSRAM Licht AG	1,041	59,023
Prysmian SpA	1,676	41,709
Total		292,019
Industrial Conglomerates —%
Siemens AG, Registered Shares	481	54,623
Machinery 0.1%
Energy Recovery, Inc. (a)	11,638	142,100
Global Brass & Copper Holdings, Inc.	5,000	143,500
Greenbrier Companies, Inc. (The)	5,075	159,862
KONE OYJ, Class B	129	5,938
Lydall, Inc. (a)	272	12,716
Mueller Industries, Inc.	2,750	83,298
Wabash National Corp. (a)	12,130	136,462
Total		683,876
Professional Services —%
Huron Consulting Group, Inc. (a)	2,855	160,023
Insperity, Inc.	1,240	93,248
RPX Corp. (a)	14,070	137,323
Total		390,594
Road & Rail —%
ArcBest Corp.	4,490	89,351
Trading Companies & Distributors —%
Applied Industrial Technologies, Inc.	3,580	181,864
ITOCHU Corp.	4,500	56,829
MRC Global, Inc. (a)	1,050	15,477
Total		254,170
TOTAL INDUSTRIALS		3,805,055
INFORMATION TECHNOLOGY 0.2%
Communications Equipment —%
NETGEAR, Inc. (a)	3,430	173,215

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components 0.1%
Benchmark Electronics, Inc. (a)	7,550	$189,882
Hon Hai Precision Industry Co., Ltd.	46,200	124,794
Insight Enterprises, Inc. (a)	2,783	80,123
Methode Electronics, Inc.	3,205	99,996
MTS Systems Corp.	275	13,076
Rogers Corp. (a)	450	24,494
Sanmina Corp. (a)	6,585	182,075
SYNNEX Corp.	1,335	136,891
TTM Technologies, Inc. (a)	3,900	51,285
Total		902,616
Internet Software & Services —%
EarthLink Holdings Corp.	25,025	143,143
j2 Global, Inc.	2,900	206,335
LogMeIn, Inc.	195	18,525
Mixi, Inc.	2,700	99,193
NetEase, Inc., ADR	400	102,796
RetailMeNot, Inc. (a)	14,730	133,307
Total		703,299
IT Services —%
Convergys Corp.	4,300	125,560
CSG Systems International, Inc.	3,426	130,291
EVERTEC, Inc.	9,923	150,333
NeuStar, Inc., Class A (a)	4,413	99,072
Sykes Enterprises, Inc. (a)	3,925	104,954
Syntel, Inc.	1,055	21,206
Total		631,416
Semiconductors & Semiconductor Equipment 0.1%
Amkor Technology, Inc. (a)	19,045	176,547
Diodes, Inc. (a)	2,235	46,287
Entegris, Inc. (a)	10,190	162,021
Semtech Corp. (a)	518	12,536
Silicon Laboratories, Inc. (a)	855	51,257
Synaptics, Inc. (a)	3,124	162,823
Taiwan Semiconductor Manufacturing Co., Ltd.	10,000	60,013
Xcerra Corp. (a)	12,871	70,919
Total		742,403
Software —%
Aspen Technology, Inc. (a)	4,554	224,239
CommVault Systems, Inc. (a)	1,224	65,484
Mentor Graphics Corp.	7,300	210,970
Progress Software Corp. (a)	2,500	67,275
Qualys, Inc. (a)	2,775	103,369

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
VASCO Data Security International, Inc. (a)	3,250	$44,687
Total		716,024
Technology Hardware, Storage & Peripherals —%
Foxconn Technology Co., Ltd.	34,340	99,545
Inventec Co., Ltd.	32,000	24,984
Seiko Epson Corp.	3,100	62,830
Super Micro Computer, Inc. (a)	3,317	78,613
Total		265,972
TOTAL INFORMATION TECHNOLOGY		4,134,945
MATERIALS 0.1%
Chemicals 0.1%
Chemtura Corp. (a)	2,030	66,584
Ferro Corp. (a)	11,500	149,040
Hyosung Corp.	67	7,827
Innophos Holdings, Inc.	1,065	48,819
Innospec, Inc.	3,105	187,076
Lotte Chemical Corp.	106	26,633
Mitsubishi Chemical Holdings Corp.	16,200	106,368
Rayonier Advanced Materials, Inc.	12,650	163,564
Trinseo SA	3,495	183,313
Total		939,224
Metals & Mining —%
Carpenter Technology Corp.	866	27,374
Eregli Demir ve Celik Fabrikalari TAS	43,661	59,264
Fortescue Metals Group Ltd.	1,565	6,568
Materion Corp.	1,305	39,542
Rio Tinto PLC	3,451	119,941
Schnitzer Steel Industries, Inc., Class A	7,150	172,672
Severstal PJSC	4,649	64,997
Total		490,358
Paper & Forest Products —%
UPM-Kymmene OYJ	4,477	104,190
TOTAL MATERIALS		1,533,772
REAL ESTATE 0.1%
Equity Real Estate Investment Trusts (REITs) 0.1%
Armada Hoffler Properties, Inc.	2,900	38,947
Ashford Hospitality Prime, Inc.	2,450	31,752
CBL & Associates Properties, Inc.	14,700	157,290
Chesapeake Lodging Trust	950	20,624
CorEnergy Infrastructure Trust, Inc.	577	15,625

Issuer	Shares	Value

Common Stocks (continued)
REAL ESTATE (CONTINUED)
Equity Real Estate Investment Trusts (REITs) (continued)
Coresite Realty Corp.	2,315	$170,708
DuPont Fabros Technology, Inc.	4,275	174,463
Lexington Realty Trust	14,700	149,058
National Storage Affiliates Trust	975	19,091
PS Business Parks, Inc.	1,576	173,029
RLJ Lodging Trust	4,455	87,853
Ryman Hospitality Properties, Inc.	2,950	148,739
Select Income REIT	3,818	94,457
Summit Hotel Properties, Inc.	12,900	167,571
Sunstone Hotel Investors, Inc.	4,796	60,238
Washington Prime Group, Inc.	14,900	156,301
Total		1,665,746
Real Estate Management & Development —%
Guangzhou R&F Properties Co., Ltd., Class H	65,200	91,889
Highwealth Construction Corp.	6,000	8,886
Wheelock & Co., Ltd.	11,450	70,464
Total		171,239
TOTAL REAL ESTATE		1,836,985
TELECOMMUNICATION SERVICES —%
Diversified Telecommunication Services —%
China Communications Services Corp., Ltd., Class H	12,000	7,120
Emirates Telecommunications Group Co. PJSC	7,600	38,992
General Communication, Inc., Class A (a)	7,990	126,562
Nippon Telegraph & Telephone Corp.	2,400	106,408
Telenor ASA	5,162	82,156
Windstream Holdings, Inc.	12,900	101,265
Total		462,503
Wireless Telecommunication Services —%
NTT DoCoMo, Inc.	2,700	67,808
TOTAL TELECOMMUNICATION SERVICES		530,311
UTILITIES —%
Electric Utilities —%
Chubu Electric Power Co., Inc.	500	7,360
Endesa SA	635	13,499
IDACORP, Inc.	1,020	79,958
Korea Electric Power Corp.	2,076	89,809
Portland General Electric Co.	992	43,291
Tokyo Electric Power Co. Holdings, Inc. (a)	1,700	6,587

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Electric Utilities (continued)
Transmissora Alianca de Energia Eletrica SA	6,300	$40,658
Total		281,162
Gas Utilities —%
Chesapeake Utilities Corp.	2,225	142,511
Northwest Natural Gas Co.	1,496	87,965
Southwest Gas Corp.	2,730	197,816
Total		428,292
Independent Power and Renewable Electricity Producers —%
Ormat Technologies, Inc.	2,075	100,077
Multi-Utilities —%
Centrica PLC	2,219	5,818

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Water Utilities —%
SJW Corp.	3,585	$181,867
TOTAL UTILITIES		997,216
Total Common Stocks (Cost: $27,234,597)		$27,618,562

	Shares	Value

Money Market Funds 9.9%
Columbia Short-Term Cash Fund, 0.463% (b)(e)	206,993,781	$206,993,781
Total Money Market Funds (Cost: $206,993,811)		$206,993,781
Total Investments
(Cost: $1,998,901,904) (f)		$2,084,619,433(g)
Other Assets & Liabilities, Net		15,808,345
Net Assets		$2,100,427,778

At October 31, 2016, cash totaling $15,675,422 was pledged as collateral.

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at October 31, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	12/15/2016	354,000 BRL	110,335 USD	901	—
Citi	12/15/2016	112,000 CAD	84,926 USD	1,397	—
Citi	12/15/2016	660,000 CNY	97,462 USD	430	—
Citi	12/15/2016	117,000 ILS	30,500 USD	—	(30)
Citi	12/15/2016	150,685,000 KRW	133,487 USD	1,808	—
Citi	12/15/2016	398,000 NOK	48,623 USD	448	—
Citi	12/15/2016	753,000 SEK	85,327 USD	1,778	—
Citi	12/15/2016	2,342,000 THB	66,895 USD	31	—
Citi	12/15/2016	38,000 TRY	12,280 USD	113	—
Citi	12/15/2016	4,416,000 TWD	140,543 USD	569	—
Citi	12/15/2016	152,107 USD	199,000 AUD	—	(897)
Citi	12/15/2016	139,914 USD	138,000 CHF	—	(110)
Citi	12/15/2016	24,177 USD	22,000 EUR	21	—
Citi	12/15/2016	133,417 USD	109,000 GBP	135	—
Citi	12/15/2016	30,556 USD	399,252,000 IDR	—	(119)
Citi	12/15/2016	121,780 USD	8,194,000 INR	317	—
Citi	12/15/2016	133,355 USD	13,823,000 JPY	—	(1,314)
Citi	12/15/2016	18,432 USD	77,000 MYR	—	(117)
Citi	12/15/2016	18,309 USD	880,000 PHP	—	(199)
Citi	12/15/2016	54,767 USD	76,000 SGD	—	(124)
Citi	12/15/2016	91,107 USD	1,284,000 ZAR	3,283	—
Total				11,231	(2,910)

Futures Contracts Outstanding at October 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Mini MSCI Emerging Markets Index	269	USD	12,152,075	12/2016	—	(376,787)
Russell 2000 Mini	542	USD	64,568,460	12/2016	—	(1,033,990)
S&P 500 E-mini	955	USD	101,234,775	12/2016	193,416	—
S&P Mid 400 E-mini	174	USD	26,218,320	12/2016	—	(304,574)
TOPIX Index	101	JPY	13,435,205	12/2016	672,745	—
U.S. Long Bond	387	USD	62,972,156	12/2016	—	(3,127,028)
U.S. Treasury 10-Year Note	439	USD	56,905,375	12/2016	—	(635,327)
U.S. Treasury 5-Year Note	639	USD	77,189,203	12/2016	—	(450,511)
Total			414,675,569		866,161	(5,928,217)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
EURO STOXX 50	(664)	EUR	(22,253,506)	12/2016	—	(361,276)
FTSE 100 Index	(247)	GBP	(20,948,319)	12/2016	—	(814,223)
U.S. Ultra Bond	(66)	USD	(11,611,875)	12/2016	642,325	—
Total			(54,813,700)		642,325	(1,175,499)

Cleared Credit Default Swap Contracts Outstanding at October 31, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 26	06/20/2021	5.000	USD	10,647,000	—	(220,187)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 26	06/20/2021	1.000	USD	25,000,000	—	(137,324)
Total						—	(357,511)

Notes to Portfolio of Investments
(a) Non-income producing investment.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Underlying Fund Reorganization Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	12,028,881	2,101	—	(599,989)	36,660	11,467,653	—	—	12,396,342
Columbia Alternative Beta Fund, Class I Shares	4,536,456	—	—	—	—	4,536,456	—	—	4,151,532
Columbia Commodity Strategy Fund, Class I Shares	—	36,174,057	—	(10,744)	(447)	36,162,866	—	—	34,432,175
Columbia Contrarian Core Fund, Class I Shares	121,511,259	5,103	—	(15,466,243)	5,437,912	111,488,031	—	—	128,686,542
Columbia Corporate Income Fund, Class I Shares	180,203,767	4,060,563	—	(18,025,707)	(1,226)	166,237,397	—	4,053,315	168,123,112
Columbia Disciplined Core Fund, Class I Shares	86,437,206	23,435	—	(9,578,734)	3,891,724	80,773,631	—	—	125,793,510
Columbia Disciplined Growth Fund, Class I Shares	97,455,652	21,173	—	(8,039,277)	359,648	89,797,196	—	—	87,042,823

Issuer	Beginning Cost ($)	Purchase Cost ($)	Underlying Fund Reorganization Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Disciplined Small Core Fund, Class I Shares	14,571,415	9,189	—	(1,236,334)	(442,360)	12,901,910	—	—	10,217,419
Columbia Disciplined Value Fund, Class I Shares	184,952,019	32,212	—	(17,154,227)	(567,767)	167,262,237	—	—	167,703,869
Columbia Diversified Absolute Return Fund, Class I Shares	38,400,234	7,612	—	(10,576,590)	(465,819)	27,365,437	—	—	25,653,945
Columbia Emerging Markets Bond Fund, Class I Shares	30,004,380	475,494	—	(4,121,690)	(121,269)	26,236,915	—	472,913	27,033,209
Columbia Emerging Markets Fund, Class I Shares	66,446,077	21,566,416	—	(877,101)	(91,529)	87,043,863	—	—	92,133,091
Columbia European Equity Fund, Class I Shares	96,764,454	39,000	—	(7,039,708)	1,048,479	90,812,225	—	—	81,210,393
Columbia High Yield Bond Fund, Class I Shares	66,207,385	2,401,592	—	(7,028,227)	35,071	61,615,821	—	2,400,412	60,465,777
Columbia Income Opportunities Fund, Class I Shares	129,754,150	4,367,404	—	(34,436,115)	499,333	100,184,772	—	4,364,862	99,996,021
Columbia Inflation Protected Securities Fund, Class I Shares	11,204,994	1,423	—	(1,018,660)	(22,679)	10,165,078	—	—	10,489,213
Columbia Large Cap Growth Fund, Class I Shares	52,244,072	25,899	—	(6,839,051)	3,512,589	48,943,509	—	—	62,370,296
Columbia Mortgage Opportunities Fund, Class I Shares	19,793,163	512,393	—	(1,315,489)	(40,104)	18,949,963	—	509,647	18,889,295
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares	11,444,429	14,993	(8,661,041)	(5,236,757)	2,438,376	—	—	—	—
Columbia Multi-Asset Income Fund, Class I Shares	37,604,538	10,381,294	—	—	—	47,985,832	—	1,593,294	46,280,065
Columbia Overseas Value Fund, Class I Shares	119,993,059	35,575	—	(12,308,958)	219,868	107,939,544	—	—	99,572,330
Columbia Pacific/Asia Fund, Class I Shares	64,616,221	251,861	—	(7,034,554)	1,739,920	59,573,448	—	236,692	73,331,244
Columbia Select Large Cap Equity Fund, Class I Shares	108,321,891	105,858	—	(11,218,721)	(1,771,129)	95,437,899	—	93,386	94,106,104
Columbia Select Large Cap Growth Fund, Class I Shares	70,967,884	855,941	—	(9,081,061)	1,526,569	64,269,333	787,815	—	70,763,962
Columbia Select Large-Cap Value Fund, Class I Shares	53,703,895	17,026	—	(10,996,622)	4,430,910	47,155,209	—	—	63,964,240
Columbia Select Smaller-Cap Value Fund, Class I Shares	8,700,640	5,741	8,661,041	(10,366,799)	(514,237)	6,486,386	—	—	6,069,393
Columbia Short-Term Cash Fund	227,930,997	200,966,059	—	(221,903,288)	43	206,993,811	—	707,123	206,993,781
Columbia Small Cap Growth Fund I, Class I Shares	15,411,226	12,146	—	(853,409)	(410,786)	14,159,177	—	—	10,189,459
Columbia U.S. Government Mortgage Fund, Class I Shares	155,677,353	2,774,985	—	(6,249,126)	(104,867)	152,098,345	—	2,752,820	151,244,336
Columbia U.S. Treasury Index Fund, Class I Shares	18,531,800	188,481	—	(1,063,478)	(33,440)	17,623,363	—	185,245	17,697,393
Total	2,105,419,497	285,335,026	—	(439,676,659)	20,589,443	1,971,667,307	787,815	17,369,709	2,057,000,871

(c)	Negligible market value.
(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2016, the value of these securities amounted to $0, which represents less than 0.01% of net assets.

(e)	The rate shown is the seven-day current annualized yield at October 31, 2016.
(f)

At October 31, 2016, the cost of securities for federal income tax purposes was approximately $1,998,902,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$124,635,000
Unrealized Depreciation	(38,918,000)
Net Unrealized Appreciation	$85,717,000

(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	China, Yuan Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MYR	Malaysia Ringgits
NOK	Norwegian Krone
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	1,173,154,675	—	—	1,173,154,675
Fixed-Income Funds	553,938,356	—	—	553,938,356
Alternative Investment Funds	122,914,059	—	—	122,914,059
Common Stocks
Consumer Discretionary	2,909,308	613,806	—	3,523,114
Consumer Staples	883,221	380,637	0(a)	1,263,858
Energy	747,240	387,815	—	1,135,055
Financials	4,553,038	871,183	—	5,424,221
Health Care	2,930,339	503,691	—	3,434,030
Industrials	3,083,518	721,537	—	3,805,055
Information Technology	3,663,586	471,359	—	4,134,945
Materials	1,037,984	495,788	—	1,533,772
Real Estate	1,665,746	171,239	—	1,836,985
Telecommunication Services	227,827	302,484	—	530,311
Utilities	874,143	123,073	—	997,216
Total Common Stocks	22,575,950	5,042,612	0(a)	27,618,562
Investments measured at net asset value
Money Market Funds	—	—	—	206,993,781
Total Investments	1,872,583,040	5,042,612	0(a)	2,084,619,433

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	11,231	—	11,231
Futures Contracts	1,508,486	—	—	1,508,486
Liabilities
Forward Foreign Currency Exchange Contracts	—	(2,910)	—	(2,910)
Futures Contracts	(7,103,716)	—	—	(7,103,716)
Swap Contracts	—	(357,511)	—	(357,511)
Total	1,866,987,810	4,693,422	0(a)	2,078,675,013

(a) Rounds to zero

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain common stock classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Portfolio of Investments

Columbia Capital Allocation Moderate Conservative Portfolio

October 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 29.6%
International 7.8%
Columbia Emerging Markets Fund, Class I Shares (a)(b)	622,575	$6,294,235
Columbia European Equity Fund, Class I Shares (a)	2,851,374	16,965,678
Columbia Overseas Value Fund, Class I Shares (a)	2,925,332	23,870,707
Columbia Pacific/Asia Fund, Class I Shares (a)	221,715	2,192,759
Total		49,323,379
U.S. Large Cap 20.8%
Columbia Contrarian Core Fund, Class I Shares (a)	958,342	21,131,432
Columbia Disciplined Core Fund, Class I Shares (a)	2,546,546	25,363,597
Columbia Disciplined Growth Fund, Class I Shares (a)	2,398,731	20,653,073
Columbia Disciplined Value Fund, Class I Shares (a)	3,935,304	36,086,740
Columbia Large Cap Growth Fund, Class I Shares (a)(b)	410,736	14,104,688
Columbia Select Large Cap Equity Fund, Class I Shares (a)	1,196,836	14,397,936
Total		131,737,466
U.S. Small Cap 1.0%
Columbia Disciplined Small Core Fund, Class I Shares (a)	508,568	6,214,706
Total Equity Funds (Cost: $178,745,214)		$187,275,551

Fixed-Income Funds 52.7%
Emerging Markets 2.2%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	1,223,190	14,250,167
High Yield 3.7%
Columbia Income Opportunities Fund, Class I Shares (a)	2,368,085	23,207,229
Inflation Protected Securities 2.0%
Columbia Inflation Protected Securities Fund, Class I Shares (a)(b)	1,351,041	12,767,342
Investment Grade 44.8%
Columbia Corporate Income Fund, Class I Shares (a)	7,574,604	77,109,470
Columbia Limited Duration Credit Fund, Class I Shares (a)	1,520,683	14,978,728

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade (continued)
Columbia Mortgage Opportunities Fund, Class I Shares (a)	998,299	$9,933,073
Columbia Total Return Bond Fund, Class I Shares (a)	3,508,513	32,699,344
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	16,128,398	89,028,754
Columbia U.S. Treasury Index Fund, Class I Shares (a)	5,241,398	59,437,451
Total		283,186,820
Total Fixed-Income Funds (Cost: $333,578,805)		$333,411,558

Alternative Investment Funds 6.7%
Columbia Absolute Return Currency and Income Fund, Class I Shares (a)	228,961	2,523,155
Columbia Alternative Beta Fund, Class I Shares (a)	455,212	4,151,532
Columbia Commodity Strategy Fund, Class I Shares (a)(b)	1,421,520	7,775,714
Columbia Diversified Absolute Return Fund, Class I Shares (a)	1,097,365	10,282,307
Columbia Multi-Asset Income Fund, Class I Shares (a)	1,874,010	17,896,797
Total Alternative Investment Funds (Cost: $44,529,288)		$42,629,505
Issuer	Shares	Value

Common Stocks 1.9%
CONSUMER DISCRETIONARY 0.2%
Auto Components —%
Bridgestone Corp.	600	$22,394
Continental AG	715	137,003
Cooper Tire & Rubber Co.	582	21,388
Cooper-Standard Holding, Inc. (b)	209	19,075
Dana, Inc.	1,985	30,728
Drew Industries, Inc.	345	30,895
Superior Industries International, Inc.	960	23,520
Total		285,003
Automobiles 0.1%
Fuji Heavy Industries Ltd.	4,000	156,306
Peugeot SA (b)	8,346	125,013
Renault SA	775	67,304
Suzuki Motor Corp.	2,900	103,403
Total		452,026
Diversified Consumer Services —%
Capella Education Co.	444	32,456

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Hotels, Restaurants & Leisure 0.1%
Bloomin’ Brands, Inc.	900	$15,570
Cheesecake Factory, Inc. (The)	260	13,829
Compass Group PLC	5,598	101,477
Denny’s Corp. (b)	1,400	14,518
Flight Centre Travel Group Ltd.	4,135	106,242
Isle of Capri Casinos, Inc. (b)	1,267	26,607
Papa John’s International, Inc.	159	11,997
Ruth’s Hospitality Group, Inc.	1,622	25,709
Total		315,949
Household Durables —%
Electrolux AB, Class B	5,182	122,721
La-Z-Boy, Inc.	255	5,967
Persimmon PLC	727	15,074
Sony Corp.	300	9,455
Total		153,217
Internet & Direct Marketing Retail —%
PetMed Express, Inc.	71	1,411
Media —%
Gannett Co., Inc.	2,910	22,611
New York Times Co. (The), Class A	2,465	26,869
WPP PLC	1,187	25,832
Total		75,312
Multiline Retail —%
Big Lots, Inc.	650	28,210
Specialty Retail —%
American Eagle Outfitters, Inc.	990	16,870
Cato Corp. (The), Class A	760	22,549
Children’s Place, Inc. (The)	402	30,532
Finish Line, Inc., Class A (The)	200	3,938
Francesca’s Holdings Corp. (b)	1,570	25,230
Genesco, Inc. (b)	383	20,605
Pier 1 Imports, Inc.	4,161	17,934
Total		137,658
Textiles, Apparel & Luxury Goods —%
Movado Group, Inc.	1,195	26,350
TOTAL CONSUMER DISCRETIONARY		1,507,592
CONSUMER STAPLES 0.1%
Food & Staples Retailing 0.1%
Jeronimo Martins SGPS SA	6,986	120,171

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
Koninklijke Ahold Delhaize NV	6,195	$141,418
Metro AG	931	27,890
SpartanNash Co.	865	24,220
SUPERVALU, Inc. (b)	4,334	18,593
Woolworths Ltd.	896	16,080
Total		348,372
Food Products —%
Dean Foods Co.	1,857	33,909
Nestlé SA, Registered Shares	1,982	143,710
Sanderson Farms, Inc.	366	32,933
WH Group Ltd.	169,000	136,872
Total		347,424
Household Products —%
Reckitt Benckiser Group PLC	1,704	152,527
Personal Products —%
Unilever PLC	1,372	57,399
Usana Health Sciences, Inc. (b)	75	9,638
Total		67,037
Tobacco —%
Swedish Match AB	3,613	125,725
TOTAL CONSUMER STAPLES		1,041,085
ENERGY 0.1%
Energy Equipment & Services —%
Archrock, Inc.	1,245	14,442
Atwood Oceanics, Inc.	3,583	27,338
Petrofac Ltd.	3,641	35,943
Total		77,723
Oil, Gas & Consumable Fuels 0.1%
BP PLC	2,810	16,637
Caltex Australia Ltd.	4,514	105,073
Idemitsu Kosan Co., Ltd.	1,800	41,364
OMV AG	3,516	109,905
PDC Energy, Inc. (b)	460	28,212
Repsol SA	830	11,631
REX American Resources Corp. (b)	380	30,016
Royal Dutch Shell PLC, Class B	454	11,753
Total SA	758	36,379
Western Refining, Inc.	1,270	36,639
Total		427,609
TOTAL ENERGY		505,332

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 0.4%
Banks 0.2%
Australia and New Zealand Banking Group Ltd.	1,768	$37,332
Banc of California, Inc.	1,929	25,656
Banco Latinoamericano de Comercio Exterior SA, Class E	870	23,464
Bank Hapoalim BM	1,962	11,323
BNP Paribas SA	2,515	145,883
BOC Hong Kong Holdings Ltd.	8,794	31,344
Central Pacific Financial Corp.	1,310	33,575
Customers Bancorp, Inc. (b)	1,046	28,315
FCB Financial Holdings, Inc., Class A (b)	44	1,641
First BanCorp (b)	1,375	7,054
Fulton Financial Corp.	410	6,109
HSBC Holdings PLC	31,161	235,026
Iberiabank Corp.	302	19,826
ING Groep NV	913	12,022
International Bancshares Corp.	960	29,616
Intesa Sanpaolo SpA	20,012	46,353
Societe Generale SA	4,026	157,159
Westpac Banking Corp.	7,436	171,957
Total		1,023,655
Capital Markets —%
3i Group PLC	8,093	66,468
Arlington Asset Investment Corp., Class A	1,608	22,962
Cowen Group, Inc., Class A (b)	1,379	4,482
KCG Holdings, Inc., Class A (b)	1,906	24,320
Piper Jaffray Companies (b)	405	22,903
Total		141,135
Consumer Finance —%
Nelnet, Inc., Class A	750	29,385
Diversified Financial Services —%
Cardtronics PLC, Class A (b)	730	36,500
Insurance 0.1%
Allianz SE, Registered Shares	1,119	174,430
American Equity Investment Life Holding Co.	1,046	18,755
Assicurazioni Generali SpA	6,987	90,276
AXA SA	3,062	69,025
Heritage Insurance Holdings, Inc.	1,680	19,807
Maiden Holdings Ltd.	2,245	30,644

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	274	$53,118
National General Holdings Corp.	420	8,631
NN Group NV	4,681	141,054
Swiss Re AG	1,576	146,364
Universal Insurance Holdings, Inc.	1,336	28,457
Total		780,561
Mortgage Real Estate Investment Trusts (REITs) —%
CYS Investments, Inc.	3,525	30,385
Invesco Mortgage Capital, Inc.	1,380	20,603
Redwood Trust, Inc.	560	7,874
Total		58,862
Thrifts & Mortgage Finance 0.1%
BofI Holding, Inc. (b)	1,570	29,249
Essent Group Ltd. (b)	1,190	31,464
Flagstar Bancorp, Inc. (b)	1,160	31,819
HomeStreet, Inc. (b)	1,015	27,963
MGIC Investment Corp. (b)	4,330	35,333
Radian Group, Inc.	2,645	35,945
Walker & Dunlop, Inc. (b)	1,140	27,440
Washington Federal, Inc.	1,375	37,469
Total		256,682
TOTAL FINANCIALS		2,326,780
HEALTH CARE 0.2%
Biotechnology —%
Alder Biopharmaceuticals, Inc. (b)	460	11,155
ARIAD Pharmaceuticals, Inc. (b)	740	6,453
Arrowhead Pharmaceuticals, Inc. (b)	2,175	12,615
bluebird bio, Inc. (b)	145	6,924
Coherus Biosciences, Inc. (b)	275	7,521
Dynavax Technologies Corp. (b)	725	6,706
Halozyme Therapeutics, Inc. (b)	655	5,653
Insys Therapeutics, Inc. (b)	955	10,324
Keryx Biopharmaceuticals, Inc. (b)	2,955	13,327
Kite Pharma, Inc. (b)	180	7,972
Ligand Pharmaceuticals, Inc. (b)	235	22,496
Puma Biotechnology, Inc. (b)	240	9,192
Ra Pharmaceuticals, Inc. (b)	414	5,320
Sage Therapeutics, Inc. (b)	170	7,402
Shire PLC	876	49,858
Spark Therapeutics, Inc. (b)	275	12,928
TESARO, Inc. (b)	165	19,945

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Ultragenyx Pharmaceutical, Inc. (b)	200	$11,798
Total		227,589
Health Care Equipment & Supplies —%
Analogic Corp.	141	11,541
Angiodynamics, Inc. (b)	483	7,699
Globus Medical, Inc., Class A (b)	450	9,958
Halyard Health, Inc. (b)	850	27,497
Masimo Corp. (b)	560	30,800
OraSure Technologies, Inc. (b)	2,325	17,461
Orthofix International NV (b)	715	26,205
Total		131,161
Health Care Providers & Services —%
Chemed Corp.	174	24,607
Diplomat Pharmacy, Inc. (b)	775	17,957
Kindred Healthcare, Inc.	25	246
Magellan Health, Inc. (b)	169	8,695
Molina Healthcare, Inc. (b)	556	30,252
Triple-S Management Corp., Class B (b)	1,130	23,369
Total		105,126
Life Sciences Tools & Services —%
INC Research Holdings, Inc. Class A (b)	691	31,579
Pra Health Sciences, Inc. (b)	611	32,517
Total		64,096
Pharmaceuticals 0.2%
Aerie Pharmaceuticals, Inc. (b)	510	16,958
Bayer AG, Registered Shares	1,182	117,155
Daiichi Sankyo Co., Ltd.	4,000	96,117
GlaxoSmithKline PLC	9,298	184,198
Impax Laboratories, Inc. (b)	1,040	20,904
Novo Nordisk A/S, Class B	445	15,920
Roche Holding AG, Genusschein Shares	857	197,026
Sanofi	2,176	169,502
Supernus Pharmaceuticals, Inc. (b)	975	19,305
Teva Pharmaceutical Industries Ltd.	1,976	82,773
Total		919,858
TOTAL HEALTH CARE		1,447,830
INDUSTRIALS 0.3%
Aerospace & Defense —%
Curtiss-Wright Corp.	383	34,324

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Air Freight & Logistics —%
Forward Air Corp.	29	$1,198
Royal Mail PLC	12,240	73,561
Total		74,759
Airlines 0.1%
Hawaiian Holdings, Inc. (b)	770	34,669
Japan Airlines Co., Ltd.	4,000	118,047
Qantas Airways Ltd.	41,089	95,484
Total		248,200
Building Products —%
Continental Building Product (b)	1,315	26,892
Gibraltar Industries, Inc. (b)	810	31,509
NCI Building Systems, Inc. (b)	1,340	19,296
Universal Forest Products, Inc.	335	28,806
Total		106,503
Commercial Services & Supplies —%
ACCO Brands Corp. (b)	189	2,098
Brady Corp., Class A	870	28,797
Knoll, Inc.	250	5,410
Quad/Graphics, Inc.	1,193	28,346
Total		64,651
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	4,419	135,487
Argan, Inc.	100	5,685
EMCOR Group, Inc.	556	33,616
Leighton Holdings Ltd.	5,288	118,668
Skanska AB, Class B	5,894	128,032
Taisei Corp.	14,000	104,931
Total		526,419
Electrical Equipment —%
ABB Ltd.	2,005	41,334
EnerSys	532	34,649
Total		75,983
Industrial Conglomerates —%
Siemens AG, Registered Shares	553	62,800
Machinery —%
Energy Recovery, Inc. (b)	2,117	25,849
Global Brass & Copper Holdings, Inc.	910	26,117
Greenbrier Companies, Inc. (The)	930	29,295
KONE OYJ, Class B	732	33,693
Lydall, Inc. (b)	49	2,291
Mueller Industries, Inc.	500	15,145

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
NSK Ltd.	2,100	$23,345
Wabash National Corp. (b)	2,214	24,907
Total		180,642
Professional Services —%
Huron Consulting Group, Inc. (b)	525	29,426
Insperity, Inc.	227	17,070
RPX Corp. (b)	2,590	25,279
Total		71,775
Road & Rail —%
ArcBest Corp.	820	16,318
Trading Companies & Distributors 0.1%
Applied Industrial Technologies, Inc.	655	33,274
ITOCHU Corp.	10,700	135,127
MRC Global, Inc. (b)	192	2,830
Sumitomo Corp.	7,600	87,374
Total		258,605
TOTAL INDUSTRIALS		1,720,979
INFORMATION TECHNOLOGY 0.2%
Communications Equipment —%
NETGEAR, Inc. (b)	629	31,764
Electronic Equipment, Instruments & Components —%
Benchmark Electronics, Inc. (b)	1,390	34,958
Insight Enterprises, Inc. (b)	508	14,625
Methode Electronics, Inc.	583	18,190
MTS Systems Corp.	50	2,378
Rogers Corp. (b)	85	4,627
Sanmina Corp. (b)	1,200	33,180
SYNNEX Corp.	245	25,122
TTM Technologies, Inc. (b)	700	9,205
Total		142,285
Internet Software & Services —%
EarthLink Holdings Corp.	4,580	26,198
j2 Global, Inc.	529	37,638
LogMeIn, Inc.	36	3,420
Mixi, Inc.	3,500	128,583
RetailMeNot, Inc. (b)	2,694	24,381
Total		220,220
IT Services 0.1%
Convergys Corp.	780	22,776
CSG Systems International, Inc.	625	23,769

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
EVERTEC, Inc.	1,812	$27,452
Fujitsu Ltd.	20,000	118,623
NeuStar, Inc., Class A (b)	811	18,207
Sykes Enterprises, Inc. (b)	715	19,119
Syntel, Inc.	195	3,919
Total		233,865
Semiconductors & Semiconductor Equipment —%
Amkor Technology, Inc. (b)	3,480	32,260
Diodes, Inc. (b)	399	8,263
Entegris, Inc. (b)	1,865	29,653
Semtech Corp. (b)	96	2,323
Silicon Laboratories, Inc. (b)	155	9,292
Synaptics, Inc. (b)	572	29,813
Xcerra Corp. (b)	2,358	12,993
Total		124,597
Software 0.1%
Aspen Technology, Inc. (b)	831	40,918
CommVault Systems, Inc. (b)	225	12,038
Mentor Graphics Corp.	1,335	38,581
Oracle Corp. Japan	1,700	92,519
Progress Software Corp. (b)	460	12,379
Qualys, Inc. (b)	510	18,998
VASCO Data Security International, Inc. (b)	595	8,181
Total		223,614
Technology Hardware, Storage & Peripherals —%
Seiko Epson Corp.	7,500	152,009
Super Micro Computer, Inc. (b)	608	14,409
Total		166,418
TOTAL INFORMATION TECHNOLOGY		1,142,763
MATERIALS 0.1%
Chemicals 0.1%
Chemtura Corp. (b)	370	12,136
Ferro Corp. (b)	2,100	27,216
Hitachi Chemical Co., Ltd.	500	11,688
Innophos Holdings, Inc.	192	8,801
Innospec, Inc.	570	34,343
Johnson Matthey PLC	2,051	85,606
Mitsubishi Chemical Holdings Corp.	24,500	160,865
Rayonier Advanced Materials, Inc.	2,310	29,868
Trinseo SA	635	33,306
Total		403,829

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining —%
Carpenter Technology Corp.	156	$4,931
Fortescue Metals Group Ltd.	17,049	71,548
Materion Corp.	240	7,272
Rio Tinto PLC	5,025	174,646
Schnitzer Steel Industries, Inc., Class A	1,310	31,637
Total		290,034
Paper & Forest Products —%
UPM-Kymmene OYJ	7,249	168,701
TOTAL MATERIALS		862,564
REAL ESTATE 0.1%
Equity Real Estate Investment Trusts (REITs) 0.1%
Armada Hoffler Properties, Inc.	530	7,118
Ashford Hospitality Prime, Inc.	450	5,832
CBL & Associates Properties, Inc.	2,700	28,890
Chesapeake Lodging Trust	180	3,908
CorEnergy Infrastructure Trust, Inc.	108	2,925
Coresite Realty Corp.	422	31,118
DuPont Fabros Technology, Inc.	780	31,832
Lexington Realty Trust	2,675	27,124
National Storage Affiliates Trust	181	3,544
PS Business Parks, Inc.	288	31,619
RLJ Lodging Trust	805	15,875
Ryman Hospitality Properties, Inc.	540	27,227
Select Income REIT	698	17,268
Summit Hotel Properties, Inc.	2,370	30,786
Sunstone Hotel Investors, Inc.	878	11,028
Washington Prime Group, Inc.	2,720	28,533
Total		304,627
Real Estate Management & Development —%
Daiwa House Industry Co., Ltd.	5,000	137,233
Wharf Holdings Ltd. (The)	1,152	8,637
Wheelock & Co., Ltd.	24,558	151,133
Total		297,003
TOTAL REAL ESTATE		601,630
TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
General Communication, Inc., Class A (b)	1,465	23,206

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Diversified Telecommunication Services (continued)
Nippon Telegraph & Telephone Corp.	3,400	$150,745
Telefonica SA	4,295	43,659
Telenor ASA	5,043	80,262
Telstra Corp., Ltd.	7,227	27,332
Windstream Holdings, Inc.	2,350	18,448
Total		343,652
Wireless Telecommunication Services —%
NTT DoCoMo, Inc.	4,000	100,456
TOTAL TELECOMMUNICATION SERVICES		444,108
UTILITIES 0.1%
Electric Utilities 0.1%
Chubu Electric Power Co., Inc.	4,300	63,302
Endesa SA	5,256	111,732
Enel SpA	24,190	104,094
IDACORP, Inc.	186	14,580
Portland General Electric Co.	182	7,942
Total		301,650
Gas Utilities —%
Chesapeake Utilities Corp.	405	25,940
Northwest Natural Gas Co.	273	16,053
Southwest Gas Corp.	500	36,230
Total		78,223
Independent Power and Renewable Electricity Producers —%
Meridian Energy Ltd.	19,314	35,498
Ormat Technologies, Inc.	380	18,328
Total		53,826
Water Utilities —%
SJW Corp.	655	33,228
TOTAL UTILITIES		466,927
Total Common Stocks (Cost: $11,848,833)		$12,067,590

	Shares	Value

Money Market Funds 8.5%
Columbia Short-Term Cash Fund, 0.463% (a)(c)	53,545,335	$53,545,335
Total Money Market Funds (Cost: $53,545,342)		$53,545,335

Total Investments
(Cost: $622,247,482) (d)	$628,929,539(e)
Other Assets & Liabilities, Net	3,732,900
Net Assets	$632,662,439

At October 31, 2016, cash totaling $3,302,652 was pledged as collateral.

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at October 31, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	12/15/2016	202,000 AUD	154,519 USD	1,030	—
Barclays	12/15/2016	96,000 EUR	105,293 USD	—	(297)
Barclays	12/15/2016	153,000 ILS	39,851 USD	—	(73)
Barclays	12/15/2016	1,366,000 SEK	154,703 USD	3,137	—
Barclays	12/15/2016	174,489 USD	172,000 CHF	—	(240)
Barclays	12/15/2016	130,088 USD	880,000 DKK	48	—
Barclays	12/15/2016	24,479 USD	20,000 GBP	26	—
Barclays	12/15/2016	154,588 USD	126,000 GBP	—	(208)
Barclays	12/15/2016	12,149 USD	1,257,000 JPY	—	(142)
Barclays	12/15/2016	97,189 USD	135,000 SGD	—	(126)
Total				4,241	(1,086)

Futures Contracts Outstanding at October 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Mini MSCI Emerging Markets Index	80	USD	3,614,000	12/2016	—	(112,056)
Russell 2000 Mini	79	USD	9,411,270	12/2016	—	(149,508)
S&P 500 E-mini	92	USD	9,752,460	12/2016	18,633	—
S&P Mid 400 E-mini	20	USD	3,013,600	12/2016	—	(35,009)
TOPIX Index	63	JPY	8,380,376	12/2016	419,633	—
U.S. Long Bond	44	USD	7,159,625	12/2016	—	(355,528)
U.S. Treasury 10-Year Note	91	USD	11,795,875	12/2016	—	(131,696)
U.S. Ultra Bond	60	USD	10,556,250	12/2016	—	(653,558)
Total			63,683,456		438,266	(1,437,355)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
EURO STOXX 50	(202)	EUR	(6,769,892)	12/2016	—	(109,906)
FTSE 100 Index	(75)	GBP	(6,360,826)	12/2016	—	(247,234)
Total			(13,130,718)		—	(357,140)

Cleared Credit Default Swap Contracts Outstanding at October 31, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 26	06/20/2021	5.000	USD	3,167,000	—	(65,496)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 26	06/20/2021	1.000	USD	20,500,000	—	(112,606)
Total						—	(178,102)

Notes to Portfolio of Investments

(a)              As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	2,312,999	65,644	(40,233)	2,698	2,341,108	—	2,523,155
Columbia Alternative Beta Fund, Class I Shares	4,536,456	—	—	—	4,536,456	—	4,151,532
Columbia Commodity Strategy Fund, Class I Shares	—	8,148,734	(547)	(20)	8,148,167	—	7,775,714
Columbia Contrarian Core Fund, Class I Shares	18,072,525	158,311	(2,315,324)	878,748	16,794,260	—	21,131,432
Columbia Corporate Income Fund, Class I Shares	116,998,944	2,225,620	(41,255,890)	(628,394)	77,340,280	2,037,992	77,109,470
Columbia Disciplined Core Fund, Class I Shares	19,537,469	286,718	(1,390,741)	631,868	19,065,314	—	25,363,597
Columbia Disciplined Growth Fund, Class I Shares	22,209,200	276,073	(2,095,685)	65,703	20,455,291	—	20,653,073
Columbia Disciplined Small Core Fund, Class I Shares	13,446,135	323,319	(4,254,902)	(1,859,974)	7,654,578	—	6,214,706
Columbia Disciplined Value Fund, Class I Shares	39,355,846	256,670	(3,766,162)	(76,353)	35,770,001	—	36,086,740
Columbia Diversified Absolute Return Fund, Class I Shares	14,459,667	379,279	(3,724,919)	(165,048)	10,948,979	—	10,282,307
Columbia Emerging Markets Bond Fund, Class I Shares	15,266,130	319,421	(1,613,460)	(35,935)	13,936,156	243,102	14,250,167
Columbia Emerging Markets Fund, Class I Shares	—	6,401,420	(614,853)	45,351	5,831,918	—	6,294,235
Columbia European Equity Fund, Class I Shares	20,178,317	692,112	(1,668,126)	126,746	19,329,049	—	16,965,678
Columbia Income Opportunities Fund, Class I Shares	31,570,747	1,284,018	(9,678,221)	187,121	23,363,665	1,044,734	23,207,229
Columbia Inflation Protected Securities Fund, Class I Shares	15,253,899	85,538	(1,712,333)	(243,504)	13,383,600	—	12,767,342
Columbia Large Cap Growth Fund, Class I Shares	12,647,910	334,228	(1,689,576)	530,439	11,823,001	—	14,104,688
Columbia Limited Duration Credit Fund, Class I Shares	44,588,348	647,603	(29,782,630)	(284,804)	15,168,517	397,025	14,978,728
Columbia Mortgage Opportunities Fund, Class I Shares	10,059,942	363,498	(423,224)	(11,139)	9,989,077	265,156	9,933,073
Columbia Multi-Asset Income Fund, Class I Shares	14,474,235	4,080,344	—	—	18,554,579	614,344	17,896,797
Columbia Overseas Value Fund, Class I Shares	27,926,738	404,249	(2,759,562)	(213,972)	25,357,453	—	23,870,707
Columbia Pacific/Asia Fund, Class I Shares	1,809,949	203,361	(19,587)	142	1,993,865	6,436	2,192,759
Columbia Select Large Cap Equity Fund, Class I Shares	14,657,055	13,428	—	—	14,670,483	13,428	14,397,936
Columbia Short-Term Cash Fund	22,212,738	79,324,487	(47,991,907)	24	53,545,342	158,555	53,545,335
Columbia Total Return Bond Fund, Class I Shares	—	32,209,048	—	—	32,209,048	485,048	32,699,344
Columbia U.S. Government Mortgage Fund, Class I Shares	95,197,485	2,961,408	(8,671,521)	(61,370)	89,426,002	1,661,205	89,028,754
Columbia U.S. Treasury Index Fund, Class I Shares	59,802,234	2,168,444	(3,105,961)	(102,257)	58,762,460	609,107	59,437,451
Total	636,574,968	143,612,975	(168,575,364)	(1,213,930)	610,398,649	7,536,132	616,861,949

(b)              Non-income producing investment.

(c)              The rate shown is the seven-day current annualized yield at October 31, 2016.

(d)              At October 31, 2016, the cost of securities for federal income tax purposes was approximately $622,247,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$16,622,000
Unrealized Depreciation	(9,940,000)
Net Unrealized Appreciation	$6,682,000

(e)              Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	187,275,551	—	—	187,275,551
Fixed-Income Funds	333,411,558	—	—	333,411,558
Alternative Investment Funds	42,629,505	—	—	42,629,505
Common Stocks
Consumer Discretionary	515,368	992,224	—	1,507,592
Consumer Staples	119,293	921,792	—	1,041,085
Energy	136,647	368,685	—	505,332
Financials	737,646	1,589,134	—	2,326,780
Health Care	535,281	912,549	—	1,447,830
Industrials	563,096	1,157,883	—	1,720,979
Information Technology	651,029	491,734	—	1,142,763
Materials	189,510	673,054	—	862,564
Real Estate	304,627	297,003	—	601,630
Telecommunication Services	41,654	402,454	—	444,108
Utilities	152,301	314,626	—	466,927
Total Common Stocks	3,946,452	8,121,138	—	12,067,590
Investments measured at net asset value
Money Market Funds	—	—	—	53,545,335
Total Investments	567,263,066	8,121,138	—	628,929,539
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	4,241	—	4,241
Futures Contracts	438,266	—	—	438,266
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,086)	—	(1,086)
Futures Contracts	(1,794,495)	—	—	(1,794,495)
Swap Contracts	—	(178,102)	—	(178,102)
Total	565,906,837	7,946,191	—	627,398,363

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Global Strategic Equity Fund

October 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 86.9%
Dividend Income 11.9%
Columbia Dividend Income Fund, Class I Shares (a)	1,938,415	$35,918,831
Columbia Global Dividend Opportunity Fund, Class I Shares (a)	2,329,315	38,689,929
Total		74,608,760
International 46.5%
Columbia Asia Pacific ex-Japan Fund, Class I Shares (a)	1,325,534	14,063,920
Columbia Emerging Markets Fund, Class I Shares (a)(b)	2,797,957	28,287,342
Columbia European Equity Fund, Class I Shares (a)	8,402,458	49,994,622
Columbia Global Energy and Natural Resources Fund, Class I Shares (a)	1,028,342	17,584,654
Columbia Global Infrastructure Fund, Class I Shares (a)	2,095,948	25,193,299
Columbia Global Technology Growth Fund, Class I Shares (a)(b)	1,477,903	34,981,964
Columbia Overseas Value Fund, Class I Shares (a)	7,104,925	57,976,191
Columbia Select Global Equity Fund, Class I Shares (a)(b)	6,320,420	64,910,711
Total		292,992,703
U.S. Large Cap 24.9%
Columbia Disciplined Value Fund, Class I Shares (a)	7,008,179	64,264,999
Columbia Large Cap Growth Fund, Class I Shares (a)(b)	674,329	23,156,472
Columbia Select Large Cap Equity Fund, Class I Shares (a)	4,853,361	58,385,930
Columbia Select Large Cap Growth Fund, Class I Shares (a)(b)	673,434	10,774,939
Total		156,582,340
U.S. Small Cap 3.6%
Columbia Small Cap Growth Fund I, Class I Shares (a)(b)	1,280,525	22,908,586
Total Equity Funds (Cost: $561,201,889)		$547,092,389

Fixed-Income Funds 3.6%
Convertible 3.6%
Columbia Convertible Securities Fund, Class I Shares (a)	1,308,871	22,669,646
Total Fixed-Income Funds (Cost: $20,679,877)		$22,669,646

	Shares	Value

Exchange-Traded Funds 0.3%
WisdomTree Japan Hedged Equity Fund	41,698	$1,882,665
Total Exchange-Traded Funds (Cost: $1,706,275)		$1,882,665

Issuer	Shares	Value

Common Stocks 9.1%
CONSUMER DISCRETIONARY 1.4%
Auto Components 0.3%
Koito Manufacturing Co., Ltd.	37,700	1,979,322
Automobiles 0.9%
Fuji Heavy Industries Ltd.	84,700	3,309,781
Mazda Motor Corp.	63,600	1,054,728
Toyota Motor Corp.	18,900	1,096,328
Total		5,460,837
Household Durables 0.2%
Sony Corp.	39,800	1,254,426
TOTAL CONSUMER DISCRETIONARY		8,694,585
CONSUMER STAPLES 0.3%
Food & Staples Retailing 0.3%
Tsuruha Holdings, Inc.	14,600	1,684,592
TOTAL CONSUMER STAPLES		1,684,592
FINANCIALS 1.9%
Banks 0.5%
Mitsubishi UFJ Financial Group, Inc.	419,900	2,166,605
Mizuho Financial Group, Inc.	723,800	1,218,700
Total		3,385,305
Capital Markets 0.1%
Nihon M&A Center, Inc.	16,200	525,751
Diversified Financial Services 0.5%
ORIX Corp.	182,500	2,891,968
Insurance 0.4%
Dai-ichi Life Holdings, Inc.	162,600	2,383,875
Real Estate Management & Development 0.4%
Daito Trust Construction Co., Ltd.	9,900	1,659,030
Relo Group, Inc.	6,800	1,126,004
Total		2,785,034
TOTAL FINANCIALS		11,971,933

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 0.8%
Health Care Equipment & Supplies 0.4%
Asahi Intecc Co., Ltd.	13,400	$580,334
Hoya Corp.	48,400	2,019,442
Total		2,599,776
Health Care Technology 0.1%
M3, Inc.	16,600	505,156
Pharmaceuticals 0.3%
Astellas Pharma, Inc.	72,400	1,074,551
Sosei Group Corp. (b)	4,800	719,659
Total		1,794,210
TOTAL HEALTH CARE		4,899,142
INDUSTRIALS 2.6%
Building Products 0.2%
Daikin Industries Ltd.	13,900	1,332,033
Construction & Engineering 0.2%
Raito Kogyo Co., Ltd.	124,800	1,502,391
Electrical Equipment 0.4%
Nidec Corp.	26,600	2,573,818
Machinery 0.7%
Komatsu Ltd.	75,200	1,673,885
Nabtesco Corp.	28,400	848,211
Takuma Co., Ltd.	176,000	1,617,943
Total		4,140,039
Professional Services 0.4%
Benefit One, Inc.	34,400	994,965
Tanseisha Co., Ltd.	172,900	1,300,371
Total		2,295,336
Road & Rail 0.2%
Trancom Co., Ltd.	27,200	1,582,546
Trading Companies & Distributors 0.5%
MISUMI Group, Inc.	32,700	596,380
Mitsubishi Corp.	118,500	2,579,150
Total		3,175,530
TOTAL INDUSTRIALS		16,601,693

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 1.0%
Electronic Equipment, Instruments & Components 0.3%
Keyence Corp.	2,700	$1,979,347
Internet Software & Services 0.1%
DeNA Co., Ltd.	15,700	505,099
IT Services 0.2%
Hearts United Group Co., Ltd.	60,300	1,115,937
Semiconductors & Semiconductor Equipment 0.4%
Lasertec Corp.	54,500	1,057,202
Tokyo Electron Ltd.	16,600	1,497,403
Total		2,554,605
TOTAL INFORMATION TECHNOLOGY		6,154,988
MATERIALS 0.2%
Chemicals 0.2%
Nitto Denko Corp.	18,400	1,281,898
TOTAL MATERIALS		1,281,898
REAL ESTATE 0.1%
Equity Real Estate Investment Trusts (REITs) 0.1%
LaSalle Logiport REIT	774	821,151
TOTAL REAL ESTATE		821,151
TELECOMMUNICATION SERVICES 0.8%
Diversified Telecommunication Services 0.4%
Nippon Telegraph & Telephone Corp.	51,800	2,296,649
Wireless Telecommunication Services 0.4%
KDDI Corp.	19,900	604,824
SoftBank Group Corp.	29,300	1,845,347
Total		2,450,171
TOTAL TELECOMMUNICATION SERVICES		4,746,820
Total Common Stocks (Cost: $53,480,653)		$56,856,802

	Shares	Value

Money Market Funds 0.2%
Columbia Short-Term Cash Fund, 0.463% (a)(c)	1,221,828	$1,221,828
Total Money Market Funds (Cost: $1,221,828)		$1,221,828
Total Investments (Cost: $638,290,522) (d)		$629,723,330(e)
Other Assets & Liabilities, Net		(355,557)
Net Assets		$629,367,773

Notes to Portfolio of Investments

(a)              As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Underlying Fund Reorganization Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Asia Pacific ex-Japan Fund, Class I Shares	20,397,640	322,040	—	(2,586,280)	(1,071,660)	17,061,740	—	—	14,063,920
Columbia Contrarian Core Fund, Class I Shares	38,575,123	—	—	(39,871,123)	1,296,000	—	—	—	—
Columbia Convertible Securities Fund, Class I Shares	24,360,465	10,621,310	—	(17,024,276)	2,722,378	20,679,877	—	420,786	22,669,646
Columbia Disciplined Core Fund, Class I Shares	18,944,802	—	—	(21,941,504)	2,996,702	—	—	—	—
Columbia Disciplined Value Fund, Class I Shares	—	66,669,362	—	(4,235,956)	137,777	62,571,183	—	—	64,264,999
Columbia Dividend Income Fund, Class I Shares	24,928,729	10,045,697	—	(2,779,470)	695,888	32,890,844	—	531,973	35,918,831
Columbia Emerging Markets Fund, Class I Shares	20,917,633	10,361,284	—	(4,020,286)	(173,095)	27,085,536	—	—	28,287,342
Columbia European Equity Fund, Class I Shares	68,188,539	815,656	—	(6,866,687)	(1,196,893)	60,940,615	—	—	49,994,622
Columbia Global Dividend Opportunity Fund, Class I Shares	68,387,239	1,963,144	—	(22,108,992)	(6,117,373)	42,124,018	—	870,830	38,689,929
Columbia Global Energy and Natural Resources Fund, Class I Shares	24,044,421	644,341	—	(3,554,514)	(792,579)	20,341,669	—	53,592	17,584,654
Columbia Global Equity Value Fund, Class I Shares	22,535,436	72,432	—	(20,418,000)	(2,189,868)	—	—	72,432	—
Columbia Global Infrastructure Fund, Class I Shares	40,988,894	629,066	—	(3,798,547)	(2,990,568)	34,828,845	—	—	25,193,299
Columbia Global Technology Growth Fund, Class I Shares	62,153,306	10,870,949	—	(45,868,832)	2,433,790	29,589,213	—	—	34,981,964
Columbia International Opportunities Fund, Class I Shares	31,171,157	381,515	(30,546,923)	(891,924)	(113,825)	—	—	359,454	—
Columbia Large Cap Growth Fund, Class I Shares	35,485,715	376,947	—	(14,025,200)	3,381,651	25,219,113	—	—	23,156,472
Columbia Overseas Value Fund, Class I Shares	21,622,943	51,798,443	—	(13,499,687)	(1,500,792)	58,420,907	—	—	57,976,191
Columbia Select Global Equity Fund, Class I Shares	69,684,199	1,304,680	—	(6,590,299)	56,526	64,455,106	116,314	—	64,910,711
Columbia Select Large Cap Equity Fund, Class I Shares	—	56,928,851	—	—	—	56,928,851	—	54,451	58,385,930
Columbia Select Large Cap Growth Fund, Class I Shares	16,590,184	8,900,116	—	(14,709,946)	(1,921,849)	8,858,505	—	—	10,774,939
Columbia Select International Equity Fund, Class I Shares	—	—	30,546,923	(26,982,896)	(3,564,027)	—	—	—	—
Columbia Short-Term Cash Fund	2,603,359	32,984,095	—	(34,365,626)	—	1,221,828	—	6,909	1,221,828
Columbia Small Cap Growth Fund I, Class I Shares	43,002,088	12,579,747	—	(20,498,301)	(15,197,790)	19,885,744	—	—	22,908,586
Total	654,581,872	278,269,675	—	(326,638,346)	(23,109,607)	583,103,594	116,314	2,370,427	570,983,863

(b)              Non-income producing investment.

(c)              The rate shown is the seven-day current annualized yield at October 31, 2016.

(d)              At October 31, 2016, the cost of securities for federal income tax purposes was approximately $638,291,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$24,218,000
Unrealized Depreciation	(32,786,000)
Net Unrealized Depreciation	$(8,568,000)

(e)              Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	547,092,389	—	—	547,092,389
Fixed-Income Funds	22,669,646	—	—	22,669,646
Exchange-Traded Funds	1,882,665	—	—	1,882,665
Common Stocks
Consumer Discretionary	—	8,694,585	—	8,694,585
Consumer Staples	—	1,684,592	—	1,684,592
Financials	—	11,971,933	—	11,971,933
Health Care	—	4,899,142	—	4,899,142
Industrials	—	16,601,693	—	16,601,693
Information Technology	—	6,154,988	—	6,154,988
Materials	—	1,281,898	—	1,281,898
Real Estate	—	821,151	—	821,151
Telecommunication Services	—	4,746,820	—	4,746,820
Total Common Stocks	—	56,856,802	—	56,856,802
Investments measured at net asset value
Money Market Funds	—	—	—	1,221,828
Total Investments	571,644,700	56,856,802	—	629,723,330

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	December 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	December 21, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	December 21, 2016